Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income (loss)	¥ (49,004)	¥ (68,841)	¥ 101,686
Other comprehensive income, net of tax -
Unrealized gains on securities	38,718	19,310	68,609
Unrealized gains on derivative instruments		742	308
Pension liability adjustment	(21,187)	11,883	(6,623)
Foreign currency translation adjustments	65,790	158,884	161,818
Total comprehensive income	34,317	121,978	325,798
Less - Comprehensive income attributable to noncontrolling interests	93,995	62,437	82,619
Comprehensive income (loss) attributable to Sony Corporation's stockholders	¥ (59,678)	¥ 59,541	¥ 243,179